Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Variable Interest Entities [Abstract]
Investment [Table Text Block]

Balance at December 31, 2013	$10,425

Add: Income from investments in unconsolidated entities	2,695

Less: Cash distribution on investments in unconsolidated entities	(3,470)

Balance at June 30, 2014	$9,650

Balance at December 31, 2012	$13,000

Add: Income from investments in unconsolidated entities	2,779

Less: Cash distribution on investments in unconsolidated entities	(5,354)

Balance at December 31, 2013	$10,425

Equity Method Investments [Table Text Block]

	As of June 30, 2014 (in millions)		Three months ended June 30, 2014 (in millions)	Six months ended June 30, 2014 (in millions)

Assets	$12.8	Net Revenue	$2.2	$5.3
Liabilities	$1.9	Expenses	$0.8	$2.1
Equity	$10.9	Net income	$1.4	$3.2

	As of June 30, 2013 (in millions)		Three months ended June 30, 2013 (in millions)	Six months ended June 30, 2013 (in millions)

Assets	$15.2	Revenue	$4.0	$4.0
Liabilities	$0.2	Expenses	$3.5	$3.5
Equity	$15.0	Net income	$0.5	$0.5

	As of December 31, 2013 (in millions)		Year ended December 31, 2013 (in millions)

Assets	$13.7	Revenue	$8.0
Liabilities	$2.3	Expenses	$1.6
Equity	$11.4	Net income	$6.4